INCOME PER SHARE - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Shares with anti-dilutive effect	0	0	0